DoubleLine Emerging Markets Fixed Income Fund

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Foreign Corporate Bonds - 82.2%

Argentina - 2.2%
2,350,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%	^	11/04/2026	1,928,527
7,200,000	Banco Macro S.A. (5 Year Swap Rate USD + 5.46%)	6.75%		11/04/2026	5,908,680
8,345,000	Pampa Energia S.A.	7.50%		01/24/2027	6,767,586
1,000,000	Pampa Energia S.A.	9.13%	^	04/15/2029	812,070
150,000	Pampa Energia S.A.	9.13%		04/15/2029	121,811
9,785,692	Stoneway Capital Corporation	10.00%	Ω	03/01/2027	3,351,600

					18,890,274

Brazil - 7.7%
15,550,000	Banco BTG Pactual S.A. (5 Year CMT Rate + 5.26%)	7.75%	^	02/15/2029	15,783,250
5,000,000	Banco do Brasil S.A. (10 Year CMT Rate + 4.40%)	6.25%	†	04/15/2024	4,403,750
7,631,000	Cosan Overseas Ltd.	8.25%	†	11/29/2049	7,678,770
7,200,000	CSN Islands Corporation	7.00%	†	09/23/2020	5,366,196
6,800,000	CSN Islands Corporation	6.75%	^	01/28/2028	5,831,000
5,000,000	CSN Resources S.A.	7.63%	^	04/17/2026	4,331,250
600,000	CSN Resources S.A.	7.63%		04/17/2026	519,750
2,800,000	Globo Comunicacao e Participacoes S.A.	4.84%		06/08/2025	2,799,034
1,500,000	Globo Comunicacao e Participacoes S.A.	4.88%	^	01/22/2030	1,359,000
1,929,352	Invepar Holdings	0.00%	ÞΩ	12/30/2028	82,503
3,600,000	Itau Unibanco Holding S.A. (5 Year CMT Rate + 3.22%)	4.63%	^†	02/27/2025	2,972,250
10,000,000	JSL Europe S.A.	7.75%		07/26/2024	9,925,000
2,652,000	MARB BondCo PLC	7.00%	^	03/15/2024	2,665,631
200,000	MARB BondCo PLC	7.00%		03/15/2024	201,028
250,000	Petrobras Global Finance B.V.	7.25%		03/17/2044	272,688
2,150,000	Petrobras Global Finance B.V.	6.90%		03/19/2049	2,269,325

					66,460,425

Chile - 7.6%
3,200,000	AES Gener S.A.	5.00%		07/14/2025	3,114,164
5,000,000	AES Gener S.A. (5 Year CMT Rate + 4.92%)	6.35%		10/07/2079	5,034,375
6,200,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%	^	03/26/2079	6,412,445
5,800,000	AES Gener S.A. (5 Year Swap Rate USD + 4.64%)	7.13%		03/26/2079	5,998,739
4,000,000	Corporacion Nacional Del Cobre	3.75%	^	01/15/2031	4,373,280
4,303,750	Empresa Electrica Angamos S.A.	4.88%		05/25/2029	4,504,133
8,240,000	Empresa Electrica Guacolda S.A.	4.56%		04/30/2025	6,826,649
10,000,000	Geopark Ltd.	6.50%		09/21/2024	9,230,450
3,200,000	Geopark Ltd.	5.50%	^	01/17/2027	2,760,032
2,800,000	GNL Quintero S.A.	4.63%		07/31/2029	3,009,888
5,075,000	Latam Finance Ltd.	6.88%	Ω	04/11/2024	1,459,062
7,200,000	Latam Finance Ltd.	7.00%	^Ω	03/01/2026	1,998,000
4,500,000	SUAM Finance B.V.	4.88%		04/17/2024	4,807,598
935,000	Transelec S.A.	4.25%		01/14/2025	997,360
3,879,000	VTR Finance B.V.	6.88%		01/15/2024	3,967,907
1,200,000	VTR Finance N.V.	6.38%	^	07/15/2028	1,237,524

					65,731,606

China - 5.6%
200,000	Baidu, Inc.	3.43%		04/07/2030	217,668
9,000,000	JD.com, Inc.	3.38%		01/14/2030	9,665,051
13,500,000	Sinopec Group Overseas Development Ltd.	2.70%	^	05/13/2030	13,924,828
250,000	Syngenta Finance N.V.	4.38%		03/28/2042	227,904
700,000	Syngenta Finance N.V.	5.68%	^	04/24/2048	710,885
14,000,000	Syngenta Finance N.V.	5.68%		04/24/2048	14,217,705
9,300,000	Tencent Holdings Ltd.	2.39%	^	06/03/2030	9,321,601

					48,285,642
Colombia - 7.9%
652,000	AI Candelaria Spain SLU	7.50%	^	12/15/2028	660,841
1,650,000	AI Candelaria Spain SLU	7.50%		12/15/2028	1,672,374
3,123,000	Banco de Bogota S.A.	5.38%		02/19/2023	3,242,814
3,000,000	Bancolombia S.A. (5 Year CMT Rate + 2.93%)	4.88%		10/18/2027	2,928,180
11,200,000	Bancolombia S.A. (5 Year CMT Rate + 2.94%)	4.63%		12/18/2029	10,584,000
8,100,000	BBVA Colombia S.A.	4.88%		04/21/2025	8,534,525
12,000,000	Canacol Energy Ltd.	7.25%		05/03/2025	12,163,860
4,000,000	Empresas Publicas de Medellin ESP	4.25%	^	07/18/2029	4,021,740
2,000,000	Fideicomiso Pacifico Tres	8.25%		01/15/2035	2,274,000
1,500,000	Gilex Holding Sarl	8.50%	^	05/02/2023	1,480,732
4,568,000	Gilex Holding Sarl	8.50%		05/02/2023	4,509,324
400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	177,876
11,300,000	Gran Tierra Energy International Holdings Ltd.	6.25%		02/15/2025	5,024,997
2,100,000	Gran Tierra Energy, Inc.	7.75%	^	05/23/2027	954,187
2,900,000	Grupo Aval Ltd.	4.75%		09/26/2022	2,930,001
3,000,000	Grupo Aval Ltd.	4.38%	^	02/04/2030	2,867,820
400,000	Grupo Aval Ltd.	4.38%		02/04/2030	382,376
300,000	Grupo Energia Bogota S.A.	4.88%	^	05/15/2030	315,562
2,500,000	Oleoducto Central S.A.	4.00%		05/07/2021	2,534,063
1,100,000	Tecnoglass, Inc.	8.20%		01/31/2022	1,073,067

					68,332,339

Dominican Republic - 2.0%
7,500,000	AES Andres B.V.	7.95%	^	05/11/2026	7,612,500
4,000,000	AES Dominicana	7.95%		05/11/2026	4,060,000
1,800,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	1,815,768
4,000,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	4,035,040

					17,523,308

Guatemala - 0.7%
2,500,000	Bantrab Senior Trust	9.00%		11/14/2020	2,487,525
3,323,000	Energuate Trust	5.88%		05/03/2027	3,276,677

					5,764,202

Hong Kong - 2.4%
4,500,000	CK Hutchison International Ltd.	2.50%	^	05/08/2030	4,619,363
15,950,000	Radiant Access Ltd.	4.60%	†	11/18/2020	15,839,387

					20,458,750

India - 7.7%
4,432,000	Adani Ports & Special Economic Zone Ltd.	3.95%		01/19/2022	4,483,273
1,100,000	Adani Ports & Special Economic Zone Ltd.	3.38%		07/24/2024	1,090,581
13,225,000	Indian Oil Corporation Ltd.	5.75%		08/01/2023	14,304,306
1,000,000	Network i2i Ltd. (5 Year CMT Rate + 4.28%)	5.65%	^†	01/15/2025	973,000
16,200,000	ONGC Videsh Ltd.	3.75%		07/27/2026	16,711,982
4,080,000	Reliance Holdings, Inc.	5.40%		02/14/2022	4,302,925
500,000	Reliance Industries Ltd.	8.25%		01/15/2027	654,620
9,500,000	UPL Corporation	3.25%		10/13/2021	9,498,338
4,800,000	Vedanta Resources Finance PLC	9.25%	^	04/23/2026	3,422,400
3,000,000	Vedanta Resources Ltd.	7.13%		05/31/2023	2,154,000
13,100,000	Vedanta Resources Ltd.	6.13%		08/09/2024	9,099,544

					66,694,969

Indonesia - 4.2%
2,000,000	Freeport-McMoRan, Inc.	5.40%		11/14/2034	1,982,685
400,000	Freeport-McMoRan, Inc.	5.45%		03/15/2043	393,354
8,651,700	LLPL Capital Pte Ltd.	6.88%	^	02/04/2039	9,489,141
2,600,000	Medco Bell Pte Ltd.	6.38%	^	01/30/2027	2,230,855
7,000,000	Minejesa Capital B.V.	4.63%		08/10/2030	7,129,920
5,000,000	Minejesa Capital B.V.	5.63%		08/10/2037	5,146,475
9,251,400	Star Energy Geothermal Wayang Windu Ltd.	6.75%		04/24/2033	9,655,618

					36,028,048

Israel - 0.6%
1,300,000	Delek & Avner Tamar Bond Ltd.	5.08%	^	12/30/2023	1,297,300
2,320,000	Delek & Avner Tamar Bond Ltd.	5.41%	^	12/30/2025	2,281,577
1,000,000	Israel Electric Corporation Ltd.	5.00%	^	11/12/2024	1,123,765

					4,702,642

Jamaica - 0.1%
2,986,666	Digicel Group Ltd. (PIK 7.00%)	7.00%	^†	07/16/2020	253,866
1,997,704	Digicel Group Ltd. (PIK 8.00%)	8.00%	^	04/01/2025	549,369

					803,235

Korea - 0.6%
1,400,000	Korea East-West Power Company Ltd.	1.75%	^	05/06/2025	1,444,652
3,400,000	Korea Electric Power Corporation	1.13%	^	06/15/2025	3,410,467

					4,855,119

Kuwait - 1.2%
7,200,000	MEGlobal Canada ULC	5.00%	^	05/18/2025	7,779,096
2,300,000	MEGlobal Canada ULC	5.88%	^	05/18/2030	2,607,441

					10,386,537

Malaysia - 2.1%
7,400,000	Gohl Capital Ltd.	4.25%		01/24/2027	7,498,944
8,000,000	Malayan Banking BHD (5 Year Swap Rate USD + 2.54%)	3.91%		10/29/2026	8,121,400
1,800,000	Petronas Capital Ltd.	3.50%	^	04/21/2030	2,004,212
200,000	TNB Global Ventures Capital BHD	3.24%		10/19/2026	213,033

					17,837,589

Mexico - 13.4%
13,000,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.35%)	7.63%	†	01/10/2028	12,423,320
8,100,000	Banco Mercantil del Norte S.A. (10 Year CMT Rate + 5.47%)	7.50%	^†	06/27/2029	7,625,664
3,000,000	Banco Mercantil del Norte S.A. (5 Year CMT Rate + 5.04%)	6.88%	†	07/06/2022	2,877,885
2,000,000	Banco Nacional de Comercio Exterior S.N.C. (5 Year CMT Rate + 3.00%)	3.80%		08/11/2026	1,957,140
3,200,000	Banco Santander (5 Year CMT Rate + 3.00%)	5.95%	^	10/01/2028	3,291,392
3,150,000	Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santand	5.38%	^	04/17/2025	3,453,266
10,100,000	BBVA Bancomer S.A. (5 Year CMT Rate + 2.65%)	5.13%		01/18/2033	9,431,834
3,061,000	BBVA Bancomer S.A. (5 Year CMT Rate + 3.00%)	5.35%		11/12/2029	2,999,780
7,500,000	Braskem Idesa SAPI	7.45%	^	11/15/2029	7,033,575
3,300,000	Cemex S.A.B. de C.V.	6.13%		05/05/2025	3,213,722
7,942,000	Cemex S.A.B. de C.V.	7.75%		04/16/2026	8,126,731
16,625,000	Cometa Energia S.A. de C.V.	6.38%		04/24/2035	17,378,029
5,000,000	Credito Real S.A.B. de C.V.	9.50%	^	02/07/2026	5,152,325
5,983,000	Credito Real S.A.B. de C.V. (5 Year CMT Rate + 7.03%)	9.13%	†	11/29/2022	5,133,414
5,500,000	Docuformas SAPI de C.V.	10.25%	^	07/24/2024	4,695,625
6,569,040	Grupo Idesa S.A. de C.V. (PIK 10.38%)	10.13%	^	05/22/2026	3,612,972
5,400,000	Operadora de Servicios Mega S.A.	8.25%	^	02/11/2025	5,015,925
1,000,000	Unifin Financiera S.A.B. de C.V.	7.38%		02/12/2026	749,940
17,533,000	Unifin Financiera S.A.B. de C.V. (5 Year CMT Rate + 6.31%)	8.88%	†	01/29/2025	11,528,123

					115,700,662

Panama - 5.3%
200,000	Aeropuerto Internacional de Tocumen S.A.	5.63%		05/18/2036	215,500
4,000,000	Banistmo S.A.	3.65%	^	09/19/2022	4,009,100
6,000,000	C&W Senior Financing DAC	6.88%		09/15/2027	5,960,370
4,000,000	Empresa de Transmision Electrica S.A.	5.13%	^	05/02/2049	4,697,180
6,733,779	ENA Norte Trust	4.95%		04/25/2023	6,658,024
300,000	Global Bank Corporation	4.50%	^	10/20/2021	306,825
5,000,000	Global Bank Corporation (3 Month LIBOR USD + 3.30%)	5.25%	^	04/16/2029	5,137,500
2,600,000	Multibank, Inc.	4.38%		11/09/2022	2,623,465
8,243,573	Panama Metro Line SP	0.00%	^	12/05/2022	7,968,362
8,243,573	Panama Metro Line SP	0.00%		12/05/2022	7,968,362

					45,544,688

Peru - 3.3%
2,000,000	AJE Corporation B.V.	6.50%		05/14/2022	1,977,030
2,150,000	Banco de Credito del Peru (3 Month LIBOR USD + 7.04%)	6.13%		04/24/2027	2,289,750
1,500,000	Banco de Credito del Peru (5 Year CMT Rate + 3.00%)	3.13%	^	07/01/2030	1,492,875
3,000,000	Banco Internacional del Peru S.A.A. (3 Month LIBOR USD + 5.76%)	6.63%		03/19/2029	3,265,680
1,100,000	Credicorp Ltd.	2.75%	^	06/17/2025	1,096,865
6,400,000	Hunt Oil Company of Peru LLC Sucursal Del Peru	6.38%		06/01/2028	6,240,000
5,400,000	Inkia Energy Ltd.	5.88%		11/09/2027	5,349,375
300,000	Orazul Energy Egenor S en C por A	5.63%		04/28/2027	297,321
8,300,000	Peru LNG SRL	5.38%		03/22/2030	6,555,423

					28,564,319

Philippines - 1.6%
13,500,000	BDO Unibank, Inc.	2.95%		03/06/2023	13,836,033

					13,836,033

Qatar - 1.0%
7,534,000	Ooredoo International Finance Ltd.	3.25%		02/21/2023	7,863,763
936,000	Ooredoo International Finance Ltd.	3.75%		06/22/2026	1,020,825

					8,884,588

Singapore - 4.7%
200,000	DBS Group Holdings Ltd. (3 Month LIBOR USD + 0.62%)	1.61%		07/25/2022	200,026
13,000,000	DBS Group Holdings Ltd. (5 Year Swap Rate USD + 2.39%)	3.60%	†	09/07/2021	13,084,045
1,500,000	Oversea-Chinese Banking Ltd. (3 Month LIBOR USD + 0.45%)	0.84%		05/17/2021	1,501,090
4,700,000	PSA Treasury Pte Ltd.	2.13%		04/12/2026	4,871,372
1,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.65%)	2.88%		03/08/2027	1,015,235
6,500,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 1.79%)	3.88%	†	10/19/2023	6,595,420
13,000,000	United Overseas Bank Ltd. (5 Year Swap Rate USD + 2.24%)	3.50%		09/16/2026	13,268,385

					40,535,573

Thailand - 0.3%
1,700,000	Export Import Bank of Thailand (3 Month LIBOR USD + 0.90%)	1.28%		11/20/2023	1,674,900
900,000	PTTEP Treasury Center Company Ltd.	2.59%	^	06/10/2027	922,389

					2,597,289

Total Foreign Corporate Bonds (Cost $749,132,172)					708,417,837

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 13.9%

Chile - 0.8%
6,300,000	Chile Government International Bond	2.45%		01/31/2031	6,536,250

					6,536,250

Dominican Republic - 0.9%
5,000,000	Dominican Republic International Bond	4.50%	^	01/30/2030	4,547,500
4,000,000	Dominican Republic International Bond	6.40%	^	06/05/2049	3,680,000

					8,227,500

Guatemala - 0.1%
1,000,000	Guatemala Government Bond	5.38%	^	04/24/2032	1,107,500

					1,107,500

Indonesia - 2.8%
21,400,000	Indonesia Government International Bond	3.85%		10/15/2030	23,858,901
200,000	Perusahaan Penerbit	3.40%		03/29/2022	206,329

					24,065,230

Mexico - 0.8%
4,100,000	Mexico Government International Bond	4.75%		04/27/2032	4,530,500
2,100,000	Mexico Government International Bond	5.00%		04/27/2051	2,270,100

					6,800,600

Panama - 1.1%
2,600,000	Panama Government International Bond	4.00%		09/22/2024	2,834,000
6,100,000	Panama Government International Bond	3.75%		03/16/2025	6,619,385

					9,453,385

Peru - 1.7%
2,940,000	Peruvian Government International Bond	2.39%		01/23/2026	3,059,070
10,950,000	Peruvian Government International Bond	2.78%		01/23/2031	11,700,075

					14,759,145

Philippines - 0.9%
4,000,000	Philippine Government International Bond	2.46%		05/05/2030	4,203,636
3,500,000	Philippine Government International Bond	2.95%		05/05/2045	3,647,828

					7,851,464

Qatar - 1.5%
3,800,000	Qatar Government International Bond	3.88%		04/23/2023	4,084,582
8,100,000	Qatar Government International Bond	3.38%		03/14/2024	8,690,433

					12,775,015

Saudi Arabia - 2.6%
4,900,000	Saudi Government International Bond	2.88%		03/04/2023	5,120,578
8,300,000	Saudi Government International Bond	2.90%	^	10/22/2025	8,822,485
8,700,000	Saudi Government International Bond	2.38%		10/26/2021	8,842,141

					22,785,204

United Arab Emirates - 0.7%
2,200,000	Abu Dhabi Government International Bond	2.50%	^	04/16/2025	2,322,782
3,100,000	Abu Dhabi Government International Bond	3.13%	^	04/16/2030	3,423,373

					5,746,155

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $114,510,813)					120,107,448

Common Stocks - 0.1%
228,497	Frontera Energy Corporation				568,273

Total Common Stocks (Cost $20,010,063)					568,273

Warrants - 0.0%
1,609,815	OAS S.A., Expiration 5/16/2039, Strike Price BRL 1.00* Þ				0

Total Warrants (Cost $0)					0

Short Term Investments - 2.6%
7,397,284	First American Government Obligations Fund - Class U	0.11%	♦		7,397,284
7,397,284	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.15%	♦		7,397,284
7,397,284	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.05%	♦		7,397,284

Total Short Term Investments (Cost $22,191,852)					22,191,852

Total Investments - 98.8% (Cost $905,844,900)					851,285,410
Other Assets in Excess of Liabilities - 1.2%					10,398,207

NET ASSETS - 100.0%					$861,683,617

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

†	Perpetual Maturity

Þ	Value determined using significant unobservable inputs.

♦	Seven-day yield as of June 30, 2020

*	Non-income producing security

PIK

A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

COUNTRY BREAKDOWN as a % of Net Assets:

Mexico	14.2%
Chile	8.4%
Colombia	8.0%
India	7.7%
Brazil	7.7%
Indonesia	7.0%
Panama	6.4%
China	5.6%
Peru	5.0%
Singapore	4.7%
Dominican Republic	2.9%
Saudi Arabia	2.6%
United States	2.6%
Philippines	2.5%
Qatar	2.5%
Hong Kong	2.4%
Argentina	2.2%
Malaysia	2.1%
Kuwait	1.2%
Guatemala	0.8%
United Arab Emirates	0.7%
Korea	0.6%
Israel	0.6%
Thailand	0.3%
Jamaica	0.1%
Other Assets and Liabilities	1.2%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Banking	21.7%
Utilities	14.9%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	13.9%
Energy	12.3%
Transportation	6.6%
Finance	5.9%
Building and Development (including Steel/Metals)	3.3%
Chemicals/Plastics	2.9%
Short Term Investments	2.6%
Telecommunications	2.5%
Mining	2.5%
Chemical Products	2.4%
Real Estate	1.8%
Consumer Products	1.2%
Retailers (other than Food/Drug)	1.1%
Technology	1.1%
Hotels/Motels/Inns and Casinos	0.9%
Conglomerates	0.5%
Media	0.5%
Containers and Glass Products	0.2%
Construction	0.0%	~
Other Assets and Liabilities	1.2%

	100.0%

~	Represents less than 0.05% of net assets

Notes to Schedule of Investments June 30, 2020 (Unaudited)

1.   Organization

DoubleLine Funds Trust, a Delaware statutory trust (the “Trust”), is an open-end investment management company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of 19 funds, DoubleLine Total Return Bond Fund, DoubleLine Core Fixed Income Fund, DoubleLine Emerging Markets Fixed Income Fund, DoubleLine Multi-Asset Growth Fund, DoubleLine Low Duration Bond Fund, DoubleLine Floating Rate Fund, DoubleLine Shiller Enhanced CAPE®, DoubleLine Flexible Income Fund, DoubleLine Low Duration Emerging Markets Fixed Income Fund, DoubleLine Selective Credit Fund, Doubleline Long Duration Total Return Bond Fund, DoubleLine Strategic Commodity Fund, DoubleLine Global Bond Fund, DoubleLine Infrastructure Income Fund, DoubleLine Ultra Short Bond Fund, DoubleLine Shiller Enhanced International CAPE®, DoubleLine Colony Real Estate and Income Fund, DoubleLine Emerging Markets Local Currency Bond Fund and DoubleLine Income Fund (each, a “Fund” and, collectively, the “Funds”). For financial information related to the DoubleLine Selective Credit Fund, please refer to the DoubleLine Selective Credit Fund’s separate annual report. Shares of the DoubleLine Emerging Markets Local Currency Bond Fund are currently only available for purchase by employees and officers of DoubleLine Capital LP (“DoubleLine Capital”) and DoubleLine Alternatives LP (formerly DoubleLine Commodity LP) (each, an “Adviser” and, collectively, the “Advisers”), their affiliates and their family members, and the Advisers and their affiliates.

Each Fund is classified as a diversified fund under the 1940 Act, except the DoubleLine Global Bond Fund, the DoubleLine Emerging Markets Local Currency Bond Fund and the DoubleLine Income Fund, which are classified as non-diversified Funds. Currently under the 1940 Act, a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation.

The Funds’ investment objectives and dates each share class commenced operations are as follows:

Commencement of Operations

Fund Name	Investment Objective	I Shares	N Shares	A Shares	R6 Shares

DoubleLine Total Return Bond Fund	Maximize total return	4/6/2010	4/6/2010	—	7/31/2019

DoubleLine Core Fixed Income Fund	Maximize current income and total return	6/1/2010	6/1/2010	—	7/31/2019

DoubleLine Emerging Markets Fixed Income Fund	Seek high total return from current income and capital appreciation	4/6/2010	4/6/2010	—	—

DoubleLine Multi-Asset Growth Fund (Consolidated)	Seek long-term capital appreciation	12/20/2010	—	12/20/2010	—

DoubleLine Low Duration Bond Fund	Seek current income	9/30/2011	9/30/2011	—	7/31/2019

DoubleLine Floating Rate Fund	Seek a high level of current income	2/1/2013	2/1/2013	—	—

DoubleLine Shiller Enhanced CAPE®	Seek total return which exceeds the total return of its benchmark index	10/31/2013	10/31/2013	—	7/31/2019

DoubleLine Flexible Income Fund	Seek long-term total return while striving to generate current income	4/7/2014	4/7/2014	—	7/31/2019

DoubleLine Low Duration Emerging Markets Fixed Income Fund	Seek long-term total return	4/7/2014	4/7/2014	—	—

DoubleLine Long Duration Total Return Bond Fund	Seek long-term total return	12/15/2014	12/15/2014	—	—

DoubleLine Strategic Commodity Fund (Consolidated)	Seek long-term total return	5/18/2015	5/18/2015	—	—

DoubleLine Global Bond Fund	Seek long-term total return	12/17/2015	12/17/2015	—	—

DoubleLine Infrastructure Income Fund	Seek long-term total return while striving to generate current income	4/1/2016	4/1/2016	—	—

DoubleLine Ultra Short Bond Fund	Seek to provide a level of current income consistent with limited price volatility	6/30/2016	6/30/2016	—	—

DoubleLine Shiller Enhanced International CAPE®	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/23/2016	12/23/2016	—	—

DoubleLine Colony Real Estate and Income Fund	Seek total return which exceeds the total return of its benchmark index over a full market cycle	12/17/2018	12/17/2018	—	—

DoubleLine Emerging Markets Local Currency Bond Fund	Seek high total return from current income and capital appreciation	6/28/2019	6/28/2019	—	—

DoubleLine Income Fund	Maximize total return through investment principally in income-producing securities	9/3/2019	9/3/2019	—	—

2.   Significant Accounting Policies

Each Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Funds have adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities

•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs

All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer

US bonds and notes of government and government agencies	Standard inputs

Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Funds’ investments as of June 30, 2020:

Category	DoubleLine Total Return Bond Fund	DoubleLine Core Fixed Income Fund	DoubleLine Emerging Markets Fixed Income Fund	DoubleLine Multi-Asset Growth Fund (Consolidated)	DoubleLine Low Duration Bond Fund	DoubleLine Floating Rate Fund

Investments in Securities

Level 1

Money Market Funds	$1,489,515,991	$120,453,885	$22,191,852	$7,966,062	$138,276,028	$3,541,156

Affiliated Mutual Funds	42,714,545	1,403,304,348	—	8,931,483	48,850,000	—

Common Stocks	—	356,103	568,273	—	222,161	—

Total Level 1	1,532,230,536	1,524,114,336	22,760,125	16,897,545	187,348,189	3,541,156

Level 2

US Government and Agency Mortgage Backed Obligations	22,619,405,053	1,977,245,034	—	5,958,817	425,545,449	—

Non-Agency Residential Collateralized Mortgage Obligations	13,409,517,836	1,114,263,409	—	9,571,657	1,245,096,457	—

US Government and Agency Obligations	4,848,804,319	2,364,451,561	—	—	530,599,317	—

Non-Agency Commercial Mortgage Backed Obligations	3,817,766,809	680,936,278	—	—	1,084,866,829	—

Collateralized Loan Obligations	2,095,869,269	322,122,996	—	—	1,006,851,478	—

Asset Backed Obligations	1,851,920,627	295,409,862	—	—	527,911,385	—

US Corporate Bonds	—	1,668,766,572	—	—	376,427,398	17,571,158

Foreign Corporate Bonds	—	1,108,292,936	708,335,334	—	992,936,934	690,886

Bank Loans	—	405,625,631	—	—	169,442,575	156,609,596

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	113,805,591	120,107,448	—	106,852,917	—

Other Short Term Investments	—	47,171,035	—	3,996,024	—	—

Municipal Bonds	—	11,638,842	—	—	—	—

Total Level 2	48,643,283,913	10,109,729,747	828,442,782	19,526,498	6,466,530,739	174,871,640

Level 3

Non-Agency Residential Collateralized Mortgage Obligations	288,656,189	36,057,255	—	868,413	—	—

Collateralized Loan Obligations	948,717	—	—	66,359	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	2,564,078	—	—	—	—

Foreign Corporate Bonds	—	51,002	82,503	—	—	—

Bank Loans	—	18,726	—	—	—	—

Common Stocks	—	3,870	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	289,604,906	38,694,931	82,503	934,772	—	—

Total	$50,465,119,355	$11,672,539,014	$851,285,410	$37,358,815	$6,653,878,928	$178,412,796

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$41,891	$—	$—

Total Level 1	—	—	—	41,891	—	—

Level 2

Excess Return Swaps	—	—	—	49,241	—	—

Total Level 2	—	—	—	49,241	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$—	$91,132	$—	$—

Category	DoubleLine Shiller Enhanced CAPE®	DoubleLine Flexible Income Fund	DoubleLine Low Duration Emerging Markets Fixed Income Fund	DoubleLine Long Duration Total Return Bond Fund	DoubleLine Strategic Commodity Fund (Consolidated)	DoubleLine Global Bond Fund

Investments in Securities

Level 1

Affiliated Mutual Funds	$199,353,133	$94,462,420	$—	$—	$—	$—

Money Market Funds	338,269,745	40,016,688	3,293,079	6,363,193	6,793,620	49,153,584

Common Stocks	—	17,744	52,844	—	—	—

Total Level 1	537,622,878	134,496,852	3,345,923	6,363,193	6,793,620	49,153,584

Level 2

US Government and Agency Obligations	1,296,966,681	—	—	32,354,763	—	289,405,589

Collateralized Loan Obligations	882,149,921	208,721,249	—	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	855,123,170	246,006,305	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	785,237,112	143,961,193	—	—	—	—

Foreign Corporate Bonds	597,404,122	138,811,618	184,753,091	—	—	—

US Government and Agency Mortgage Backed Obligations	470,065,006	8,872,271	—	68,002,478	—	—

Asset Backed Obligations	438,285,540	52,928,678	—	—	—	—

US Corporate Bonds	359,886,160	77,157,493	—	—	—	—

Bank Loans	273,212,579	55,716,499	—	—	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	37,647,703	19,288,154	35,279,308	—	—	758,585,354

Other Short Term Investments	—	—	—	—	123,413,632	23,665,726

Total Level 2	5,995,977,994	951,463,460	220,032,399	100,357,241	123,413,632	1,071,656,669

Level 3

Non-Agency Commercial Mortgage Backed Obligations	1,675,301	352,836	—	—	—	—

Foreign Corporate Bonds	1,498	1,500	4,494	—	—	—

Non-Agency Residential Collateralized Mortgage Obligations	—	21,910,483	—	—	—	—

Collateralized Loan Obligations	—	135,531	—	—	—	—

Bank Loans	—	4,454	—	—	—	—

Common Stocks	—	920	—	—	—	—

Warrants	—	—	—	—	—	—

Total Level 3	1,676,799	22,405,724	4,494	—	—	—

Total	$6,535,277,671	$1,108,366,036	$223,382,816	$106,720,434	$130,207,252	$1,120,810,253

Other Financial Instruments

Level 1

Futures Contracts	$—	$—	$—	$341,345	$—	$—

Total Level 1	—	—	—	341,345	—	—

Level 2

Excess Return Swaps	117,405,100	—	—	—	1,841,820	—

Total Level 2	117,405,100	—	—	—	1,841,820	—

Level 3	—	—	—	—	—	—

Total	$117,405,100	$—	$—	$341,345	$1,841,820	$—

Category	DoubleLine Infrastructure Income Fund	DoubleLine Ultra Short Bond Fund	DoubleLine Shiller Enhanced International CAPE®	Doubleline Colony Real Estate and Income Fund	Doubleline Emerging Markets Local Currency Bond Fund	Doubleline Income Fund

Investments in Securities

Level 1

Money Market Funds	$20,435,389	$968,143	$3,134,922	$1,672,566	$234,404	$4,729,154

Affiliated Mutual Funds	—	—	2,532,123	—	—	—

Total Level 1	20,435,389	968,143	5,667,045	1,672,566	234,404	4,729,154

Level 2

US Corporate Bonds	250,451,877	93,083,945	3,077,617	8,185,156	—	—

Asset Backed Obligations	228,895,724	—	1,176,080	4,522,553	—	8,775,262

Foreign Corporate Bonds	69,202,939	49,372,393	3,352,430	8,163,390	547,526	—

Commercial Paper	—	84,007,176	—	—	—	—

US Government and Agency Mortgage Backed Obligations	—	11,246,706	4,230,784	9,988,681	—	—

US Government and Agency Obligations	—	—	7,572,226	23,003,657	—	12,480,074

Collateralized Loan Obligations	—	—	6,562,200	15,893,014	—	11,567,862

Non-Agency Commercial Mortgage Backed Obligations	—	—	5,892,166	14,198,479	—	19,546,740

Non-Agency Residential Collateralized Mortgage Obligations	—	—	5,662,497	13,685,141	—	24,251,638

Other Short Term Investments	—	—	1,798,882	9,999,081	—	—

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	—	—	515,878	1,201,047	8,435,278	—

Bank Loans	—	—	—	5,032,256	—	—

Total Level 2	548,550,540	237,710,220	39,840,760	113,872,455	8,982,804	76,621,576

Level 3

Foreign Corporate Bonds	2,696,047	—	—	—	—	—

Non-Agency Commercial Mortgage Backed Obligations	—	—	—	—	—	907,593

Total Level 3	2,696,047	—	—	—	—	907,593

Total	$571,681,976	$238,678,363	$45,507,805	$115,545,021	$9,217,208	$82,258,323

Other Financial Instruments

Level 1	$—	$—	$—	$—	$—	$—

Total Level 1	—	—	—	—	—	—

Level 2

Forward Currency Exchange Contracts	—	—	(272,652)	—	—	—

Excess Return Swaps	—	—	(1,131,684)	(6,969,395)	—	—

Total Level 2	—	—	(1,404,336)	(6,969,395)	—	—

Level 3	—	—	—	—	—	—

Total	$—	$—	$(1,404,336)	$(6,969,395)	$—	$—

See the Schedules of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$896,350	$-	$(25,964)	$(1,973)	$-	$-	$-	$-	$868,413	$(25,964)
Collateralized Loan Obligations	72,621	-	(6,262)	-	-	-	-	-	66,359	(6,262)

Total	$968,971	$-	$(32,226)	$(1,973)	$-	$-	$-	$-	$934,772	$(32,226)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Multi-Asset Growth Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$868,413	Market Comparables	Market Quotes	$95.43 ($95.43)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$66,359	Market Comparables	Market Quotes	$6.64 ($6.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Flexible Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$20,518,003	$(25,254)	$1,391,945	$25,411	$378	$-	$-	$-	$21,910,483	$1,386,983
Non-Agency Commercial Mortgage Backed Obgligations	444,116	-	(91,280)	-	-	-	-	-	352,836	(91,280)
Collateralized Loan Obligations	180,404	-	(49,638)	471	4,294	-	-	-	135,531	(48,535)
Foreign Corporate Bonds	1,500	-	-	-	-	-	-	-	1,500	-
Bank Loans	-	-	1,730	29	2,695	-	-	-	4,454	-
Common Stocks	-	-	-	-	920	-	-	-	920	-

Total	$21,144,023	$(25,254)	$1,252,757	$25,911	$8,287	$-	$-	$-	$22,405,724	$1,247,168

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Flexible Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Backed Obgligations	$21,910,483	Market Comparables	Market Quotes	$86.32 - $95.43 ($91.64)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obgligations	$352,836	Market Comparables	Yields	15.00% (15.00%)	Increase in yields would have resulted in the decrease in the fair vale of the security
Collateralized Loan Obligations	$135,531	Market Comparables	Market Quotes	$53.30 ($53.30)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$4,454	Enterprise Value	Recovery Value	$100.00 ($100.00)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$1,500	Enterprise Values	EBITDA multiples	5x - 6.5x (5.75x)	Significant changes in the EBITDA multiple would have resulted in direct changes in the fair value of the security.
Common Stocks	$920	Enterprise Value	Recovery Value	$0.16 ($0.16)	Significant changes in the recovery value would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Infrastructure Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Foreign Corporate Bonds	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

Total	$9,904,084	$674,978	$(22,670)	$(537)	$-	$(7,859,808)	$-	$-	$2,696,047	$179,528

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Infrastructure Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Foreign Corporate Bonds	$2,696,047	Market Comparables	Market Quotes	$110.88 ($110.88)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

DoubleLine Income Fund	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 6/30/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2020 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	(170,041)

Total	$1,074,676	$-	$(170,041)	$2,958	$-	$-	$-	$-	$907,593	$(170,041)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

DoubleLine Income Fund	Fair Value as of 6/30/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$907,593	Market Comparables	Yields	14.00% (14.00%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.